CHANGE IN ACCOUNTING POLICY - Reconciliation of Lease liability (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease obligations at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018
Total lease obligations	$ 116,828
Current lease obligation	14,693		$ 1,914
Non-current lease obligation	$ 102,135
IFRS 16
Lease obligations at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018
Operating lease commitments as at December 31, 2018			$ 92,249
Discounting using the January 1, 2019 incremental borrowing rates		$ (7,986)
Discounted operating lease commitments as at January 1, 2019		84,263
Less: Commitments relating to short-term leases		(1,423)
Less: Commitments relating to leases of low value assets		(1,011)
Lease commitments on initial application of IFRS 16		81,829
Add: Commitments relating to leases previously classified as finance leases		1,914
Total lease obligations		83,743
Current lease obligation		15,179
Non-current lease obligation		$ 68,564